LVIP American Growth-Income Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	24,803,427	$1,674,479,331
Total Investment Company (Cost $1,178,418,754)		1,674,479,331

TOTAL INVESTMENTS–100.05% (Cost $1,178,418,754)	1,674,479,331
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(846,623)
NET ASSETS APPLICABLE TO 57,217,477 SHARES OUTSTANDING–100.00%	$1,673,632,708

✢Class 1 shares.
LVIP American Growth-Income Fund–1